Net Interest Income - Summary of Net Interest Income (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Interest income from:
Deposits with banks	[1]	¥ 652,041	¥ 604,264	¥ 335,805
Call loans and bills bought		183,979	204,232	75,923
Reverse repurchase agreements and cash collateral on securities borrowed		387,823	204,133	54,693
Investment securities		625,735	493,708	218,011
Loans and advances		4,867,163	4,438,061	3,011,644
Total interest income		6,716,741	5,944,398	3,696,076
Interest expense from:
Deposits		2,240,605	2,173,245	1,068,750
Call money and bills sold		48,064	43,821	18,246
Repurchase agreements and cash collateral on securities lent		873,359	764,578	280,945
Borrowings		209,780	197,065	126,122
Debt securities in issue		738,122	740,769	373,313
Premiums for deposit insurance		29,186	26,333	22,915
Others		63,191	107,824	50,715
Total interest expense		4,202,307	4,053,635	1,941,006
Net interest income		¥ 2,514,434	¥ 1,890,763	¥ 1,755,070

[1]	From the fiscal year ended March 31, 2025, interest income from deposits with the Bank of Japan has been classified as “Interest income from deposits with banks.” Comparative amounts have been reclassified to conform to the current presentation.